Leases - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Leased Assets [Line Items]
Operating Leases, Rent Expense, Net	$ 84	$ 74	$ 72
Collaborative Arrangement, Rights and Obligations	Each lease agreement provides for fixed rent (subject to escalation) during an initial term, then rent consisting of both base rent and variable percentage rent elements, and has a 15-year initial term and four five-year renewal options. The CEOC LLC Leases and the HLV Lease provide for annual fixed rent of $640 million and $87 million, respectively. Each of the leases includes escalation provisions beginning at various points in the initial term and continuing through the renewal terms equal to the greater of either: (i) 1% or 2% (varies by lease) or (ii) the Consumer Price Index. The leases also include provisions for contingent rental payments calculated based on a percentage of net revenue of the underlying lease properties commencing in year two of the Caesars Palace lease, in year six of the remaining CEOC LLC Leases, and year eight for the HLV Lease.
Minimum [Member]
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Term of Contract	1 year
Maximum [Member]
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Term of Contract	80 years